Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 426,315,764.16
Previously Paid Amount	0.00
Total Fee Amount	58,874.20
Total Offset Amount	0.00
Net Fee	$ 58,874.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A